RELATED PARTY TRANSACTIONS (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
15.	RELATED PARTY TRANSACTIONS

Management Agreement

Pursuant to the Management Agreement, the Manager manages the loans and day-to-day operations of the Company, subject at all times to the further terms and conditions set forth in the Management Agreement and such further limitations or parameters as may be imposed from time to time by the Company’s Board.

The Manager will receive base management fees (the “Base Management Fee”) that are calculated and payable quarterly in arrears, in an amount equal to 0.375% of the Company’s Equity (as defined below), subject to certain adjustments, less 50% of the aggregate amount of any other fees (“Outside Fees”), including any agency fees relating to our loans, but excluding the Incentive Compensation (as defined below) and any diligence fees paid to and earned by the Manager and paid by third parties in connection with the Manager’s due diligence of potential loans .

Prior to the IPO, the quarterly base management fee was equal to 0.4375% of the Company’s Equity, subject to certain adjustments, less 100% of the aggregate amount of any Outside Fees, including any agency fees relating to our loans, but excluding the Incentive Compensation and any diligence fees paid to and earned by the Manager and paid by third parties in connection with the Manager’s due diligence of potential loans.

In addition to the Base Management Fee, the Manager is entitled to receive incentive compensation (the “Incentive Compensation” or “Incentive Fees”) under the Management Agreement. Under the Management Agreement, the Company will pay Incentive Fees to the Manager based upon the Company’s achievement of targeted levels of Core Earnings. “Core Earnings” is defined in the Management Agreement as, for a given period means the net income (loss) for such period, computed in accordance with GAAP, excluding (i) non-cash equity compensation expense, (ii) the Incentive Compensation, (iii) depreciation and amortization, (iv) any unrealized gains or losses or other non-cash items that are included in net income for the applicable reporting period, regardless of whether such items are included in other comprehensive income or loss, or in net income and (v) one-time events pursuant to changes in GAAP and certain non-cash charges, in each case after discussions between the Manager and the Company’s independent directors and approved by a majority of the independent directors.  The Incentive Compensation for the three months ended March 31, 2021 was approximately $662,730.

The Company shall pay all of its costs and expenses and shall reimburse the Manager or its affiliates for expenses of the Manager and its affiliates paid or incurred on behalf of the Company, excepting only those expenses that are specifically the responsibility of the Manager pursuant to the Management Agreement.

The following table summarizes the related party costs incurred by the Company for the three months ended March 31, 2021.

Three months ended March 31, 2021
Affiliate Payments
Management fees	$451,675
Less other fees earned	(237,743)
Incentive fees earned	662,730
General and administrative expenses reimbursable to Manager	365,567
Total	$1,242,229

Amounts payable to the Company’s Manager as of March 31, 2021 and December 31, 2020 were $1,242,229 and $728,298, respectively.

Investments in Loans

From time to time, the Company may co-invest with other investment vehicles managed by the Company’s Manager or its affiliates, including the Manager, and their portfolio companies, including by means of splitting loans, participating in loans or other means of syndicating loans. The Company is not obligated to provide, nor has it provided, any financial support to the other managed investment vehicles. As such, the Company’s risk is limited to the carrying value of its investment in any such loan. As of and for the three months ended March 31, 2021, there were no co-investments held by the Company.

In connection with investments in loans, the Company may receive the option to assign the right (the “Assigned Right”) to acquire warrants and/or equity of the borrower.  The Company may sell the Assigned Right, and the sale may be to an affiliate of the Company.  For the three months ended March 31, 2021, the Company sold approximately $1,208,216 of Assigned Rights to an affiliate which are accounted for as additional original issue discount and accreted over the life of the loans.  As of March 31, 2021, the Company had a receivable from an affiliate related to the Assigned Rights sold during the three months ended March 31, 2021 in the amount of approximately $1,104,914 which is included on the balance sheet in the prepaid expense and other assets line.

Secured Revolving Credit From Affiliate

The Company has a secured revolving credit loan (the “Revolving Loan”) from AFC Finance, LLC, an affiliate of the Company’s management.  Refer to footnote 9 for more information.

15.	RELATED PARTY TRANSACTIONS

Management Agreement

Pursuant to the Management Agreement, the Manager will manage the loans and day-to-day operations of the Company, subject at all times to the further terms and conditions set forth in the Management Agreement and such further limitations or parameters as may be imposed from time to time by the Company’s Board.

The Manager will receive base management fees (the “Base Management Fee”) that are calculated and payable quarterly in arrears, in an amount equal to 0.4375% of the Company’s Equity, determined as of the last day of each such quarter; provided that the Base Management Fee shall be reduced by the aggregate amount of any other fees earned and paid to the Manager during such quarter resulting from the investment advisory services and general management services rendered by it under the Management Agreement, including any syndication, structuring, diligence, monitoring or agency fees relating to the Company’s loans, but excluding the Incentive Compensation.

In addition to the Base Management Fee, the Manager is entitled to receive incentive compensation (the “Incentive Compensation” or “Incentive Fees”) under the Management Agreement. Under the Management Agreement, the Company will pay Incentive Fees to the Manager based upon the Company’s achievement of targeted levels of Core Earnings. “Core Earnings” is defined in the Management Agreement as, for a given period means the net income (loss) for such period, computed in accordance with GAAP, excluding (i) non-cash equity compensation expense, (ii) the Incentive Compensation, (iii) depreciation and amortization, (iv) any unrealized gains or losses or other non-cash items that are included in net income for the applicable reporting period, regardless of whether such items are included in other comprehensive income or loss, or in net income and (v) one-time events pursuant to changes in GAAP and certain non-cash charges, in each case after discussions between the Manager and the Independent Directors and approved by a majority of the Independent Directors. The Manager has agreed to waive the incentive compensation for the period from July 31, 2020 (date of commencement of operations) through December 31, 2020 which would have been approximately $479,166 for the period.

The Company shall pay all of its costs and expenses and shall reimburse the Manager or its Affiliates for expenses of the Manager and its Affiliates paid or incurred on behalf of the Company, excepting only those expenses that are specifically the responsibility of the Manager pursuant to the Management Agreement.

The following table summarizes the related party costs incurred by the Company for the period from July 31, 2020 (commencement of operations) to December 31, 2020 and amounts payable to the Company’s Manager as of December 31, 2020.

	Incurred for the period from July 31, 2020 to December 31, 2020	Payable as of December 31, 2020
Affiliate Payments
Management fees	$623,361	$222,127
Less other fees earned and paid to the Manager	(259,167)	—
General and administrative expenses reimbursed to Manager	671,605	506,171
Total	$1,035,799	$728,298

Investments in Loans

From time to time, the Company may co-invest with other investment vehicles managed by the Company’s Management or its affiliates, including the Manager, and their portfolio companies, including by means of splitting loans, participating in loans or other means of syndicating loans. The Company is not obligated to provide, nor has it provided, any financial support to the other managed investment vehicles. As such, the Company’s risk is limited to the carrying value of its investment in any such loan. As of and for the period from July 31, 2020 to December 31, 2020, there were no co-investments held by the Company.

In connection with investments in loans, the Company may receive the option to assign the right (the “Assigned Right”) to acquire warrants and/or equity of the borrower. The Company may sell the Assigned Right, and the sale may be to an affiliate of the Company. As of and for the period from July 31, 2020 to December 31, 2020, the Company sold approximately $1.6 million of Assigned Rights which are accounted for as additional original issue discount and accreted over the life of the loans.

Loans Acquired From Affiliate

The Company acquired loans at fair value of approximately $46,802,841 and cash from an affiliate of the Company’s Management in exchange for issuance of 3,342,500 shares of common stock.

Secured Revolving Credit From Affiliate

The Company obtained a secured revolving credit loan (the “Revolving Loan”) from AFC Finance, LLC, an affiliate of the Company’s management. Refer to footnote 9 for more information.